CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF EQUITY
Cash dividends declared per common share	$ 1.60	$ 1.60